Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Classes of employee benefits expense [abstract]
Wages and salaries		€ 15,146	€ 22,451
Share-based payment plans expenses		158	539
Social Security		4,123	5,146
Total	[1]	€ 19,427	€ 28,136

[1]	Unaudited